Average Annual Total Returns - Class A - DWS Core Equity VIP	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	May 02, 1994	16.13%	13.80%	13.56%	20.96%	15.60%	14.01%